UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
           ---------------------------------------------------------
Address:   One Waverley Place, Union Street
           ---------------------------------------------------------
           St Helier, Jersey JE2 3RF
           ---------------------------------------------------------

Form 13F File Number:     028-14287
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Clive Chaplin
           ------------------------------------------------------------
Title:     Director
           ------------------------------------------------------------
Phone:     212.888.5500
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Clive Chaplin              St Helier, Jersey                 5/15/13
------------------------  ----------------------------     -------------------
      [Signature]               [City, State]                    [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        20
                                               -------------

Form 13F Information Table Value Total:        $581,189
                                               -------------
                                                (thousands)

List of Other Included Managers:  NONE

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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                   COM             037833100    9,561    21,600 SH       SOLE                  21,600
BANK OF AMERICA CORPORATION COM             060505104   14,738 1,210,034 SH       SOLE               1,210,034
CASCADE BANCORP             COM NEW         147154207   15,030 2,223,389 SH       SOLE               2,223,389
CITIGROUP INC               COM NEW         172967424   35,769   808,511 SH       SOLE                 808,511
DELL INC                    COM             24702R101   64,476 4,499,400 SH       SOLE               4,499,400
DELPHI AUTOMOTIVE PLC       SHS             G27823106   45,514 1,025,095 SH       SOLE               1,025,095
GMX RES INC                 NOTE 4.500% 5/0 38011MAJ7      732 3,182,000 PRN      SOLE                       0
HOVNANIAN ENTERPRISES INC   CL A            442487203   25,965 4,500,000 SH       SOLE               4,500,000
ISTAR FINL INC              COM             45031U101    3,267   300,000 SH       SOLE                 300,000
LEAR CORP                   COM NEW         521865204      897    16,346 SH       SOLE                  16,346
LOUISIANA PAC CORP          COM             546347105   60,049 2,780,028 SH       SOLE               2,780,028
MORGAN STANLEY              COM NEW         617446448   26,682 1,213,900 SH       SOLE               1,213,900
PARKERVISION INC            COM             701354102    2,682   734,783 SH       SOLE                 734,783
STANDARD PAC CORP NEW       COM             85375C101   17,280 2,000,000 SH       SOLE               2,000,000
U S AIRWAYS GROUP INC       COM             90341W108  101,961 6,008,300 SH       SOLE               6,008,300
UNITED CONTL HLDGS INC      COM             910047109   57,717 1,803,100 SH       SOLE               1,803,100
VISTEON CORP                COM NEW         92839U206   60,844 1,054,488 SH       SOLE               1,054,488
WHIRLPOOL CORP              COM             963320106   16,513   139,400 SH       SOLE                 139,400
ZAGG INC                    COM             98884U108    6,392   878,000 SH       SOLE                 878,000
ZYNGA INC                   CL A            98986T108   15,120 4,500,000 SH       SOLE               4,500,000